LICENSING AGREEMENT (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 15, 2020 Share $ / shares	Oct. 04, 2016 CAD ($) $ / shares	Aug. 31, 2021 CAD ($) Share	Aug. 31, 2020 CAD ($) Share
Licensing And Endorsement Agreement [Line Items]
Granted during period | Share			1,255,000	2,125,000
Current portion of cash payment and stock options fee			$ 0	$ 51
Licensing And Endorsement Agreement
Licensing And Endorsement Agreement [Line Items]
Granted during period | Share	350,000
Strike price of stock option granted | $ / shares	$ 1.52
Current portion of cash payment and stock options fee			55	51
Prepaid expense and long-term portion fee			0	(4)
Licensing And Endorsement Agreement | Swear Net Inc. (the Trailer Park Boys "TPB")
Licensing And Endorsement Agreement [Line Items]
Paid in cash for services		$ 100
Granted during period		150
Strike price of stock option granted | $ / shares		$ 1.52
Licensing agreement period of recognition		5 years
Amortized to share-based compensation			24	22
Amortized to selling and marketing expenses			59	32
Current portion of cash payment and stock options fee			0	57
Long-term portion of cash payment and stock options fee			$ 0	$ 2